Income Before Income Taxes Derived from Sources (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Income Tax Disclosure [Abstract]
United States	$ 810,150	$ 681,910	$ 354,675
Foreign	766,548	731,811	400,142
Income before income taxes	$ 1,576,698	$ 1,413,721	$ 754,817